Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table and supporting narrative contain information regarding compensation paid to our NEOs and the relationship to company performance.
We changed our fiscal year-end from June 30 to December 31, effective as of December 31, 2021. To effect the change, we used a six-month transition period from July 1, 2021 to December 31, 2021 (referred to below as “2021 Stub”). Calendar year 2022 was our first full year with a December 31 fiscal year-end. All references in the following table and supporting narrative to fiscal 2020 and 2021 are to the twelve months ended June 30 of the referenced year, and all references to fiscal 2022, 2023, and 2024 are to the twelve months ended December 31 of the referenced year.
Pay Versus Performance Table

Fiscal Year(1)	Summary Compensation Table Total for Jensen (Former PEO) ($)	Compensation Actually Paid to Jensen (Former PEO) ($)	Summary Compensation Table Total for Heissenbuttel (Current PEO) ($)	Compensation Actually Paid to Heissenbuttel (Current PEO) ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in thousands)	Gross GEO Production (# of ounces)(4)
							TSR ($)(3)	Peer Group TSR ($)(3)
2024	$—	$—	$4,184,508	$1,554,758	$1,714,725	$1,053,369	$137.1	$177.7	$332,480	305,896
2023	—	—	4,282,057	4,422,977	1,690,815	1,705,218	124.3	160.3	239,440	315,714
2022	—	—	3,060,540	3,540,577	1,340,295	1,519,307	114.3	151.2	238,982	340,559
2021 Stub	—	—	3,148,212	2,698,385	1,253,741	1,098,874	105.4	162.4	138,339	189,905
2021	—	—	3,042,284	2,498,478	1,403,420	1,160,025	113.6	171.4	302,532	316,272
2020	4,141,033	5,618,723	2,403,556	3,001,054	1,223,674	1,123,128	122.5	154.8	199,343	340,021

Company Selected Measure Name			Gross GEO Production
Named Executive Officers, Footnote	Mr. Heissenbuttel served as principal executive officer (“PEO”) in each year listed, and Tony Jensen (our former President and CEO) served as PEO in fiscal year 2020 until his retirement on January 2, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

Fiscal Year	Non-PEO NEOs
2024	Daniel Breeze, Paul Libner, Martin Raffield, and Randy Shefman
2023	Daniel Breeze, Mark Isto, Paul Libner, Martin Raffield, and Randy Shefman
2022	Daniel Breeze, Mark Isto, Paul Libner, and Randy Shefman
2021 Stub	Daniel Breeze, Mark Isto, Paul Libner, and Randy Shefman
2021	Daniel Breeze, Mark Isto, Paul Libner, and Randy Shefman
2020	Daniel Breeze, Mark Isto, Bruce Kirchhoff, Paul Libner, and Randy Shefman

Peer Group Issuers, Footnote			The amounts represent the value at the end of each period of an initial fixed investment of $100 made on June 30, 2019. The peer group consists of the PHLX Gold and Silver Index.
Adjustment To PEO Compensation, Footnote	The following table sets forth adjustments to the total compensation reported in the Summary Compensation Table (“SCT”) to arrive at compensation actually paid pursuant to SEC rules (“SEC CAP”) for 2024. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2024.

Adjustments	PEO	Non-PEO NEO Average
SCT Total	$4,184,508	$1,714,725
Minus: Fair value at 12/31/2024 of equity awards granted during 2024 that remained outstanding at 12/31/2024	(2,303,093)	(825,543)
Plus: Fair value at 12/31/2024 of equity awards granted during 2024 that remained outstanding at 12/31/2024	3,066,251	1,099,090
Minus: Change in fair value measured from 12/31/2023 to 12/31/2024 for awards granted before 2024 and that remained outstanding at 12/31/2024	(1,383,505)	(433,792)
Minus: Change in fair value at vesting date versus 12/31/2023 for awards granted before 2024 that vested during 2024	(2,009,403)	(501,110)
SEC CAP	1,554,758	1,053,369

Non-PEO NEO Average Total Compensation Amount	$ 1,253,741	$ 1,403,420	$ 1,714,725	$ 1,690,815	$ 1,340,295	$ 1,223,674
Non-PEO NEO Average Compensation Actually Paid Amount	1,098,874	1,160,025	$ 1,053,369	1,705,218	1,519,307	1,123,128
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth adjustments to the total compensation reported in the Summary Compensation Table (“SCT”) to arrive at compensation actually paid pursuant to SEC rules (“SEC CAP”) for 2024. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2024.

Adjustments	PEO	Non-PEO NEO Average
SCT Total	$4,184,508	$1,714,725
Minus: Fair value at 12/31/2024 of equity awards granted during 2024 that remained outstanding at 12/31/2024	(2,303,093)	(825,543)
Plus: Fair value at 12/31/2024 of equity awards granted during 2024 that remained outstanding at 12/31/2024	3,066,251	1,099,090
Minus: Change in fair value measured from 12/31/2023 to 12/31/2024 for awards granted before 2024 and that remained outstanding at 12/31/2024	(1,383,505)	(433,792)
Minus: Change in fair value at vesting date versus 12/31/2023 for awards granted before 2024 that vested during 2024	(2,009,403)	(501,110)
SEC CAP	1,554,758	1,053,369

Compensation Actually Paid vs. Total Shareholder Return
The following charts illustrate the relationship from 2020 through 2024 of SEC CAP to our PEOs and average SEC CAP of our other NEOs (each as set forth in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the PHLX Gold and Silver Index, based on an initial fixed investment of  $100 made on July 1, 2019, (ii) our GAAP net income, and (iii) our Gross GEO Production. Amounts paid during 2020 to our former CEO include the fair value of awards for which vesting was accelerated upon his retirement in January 2020 and performance shares that continued to vest through the year ended June 30, 2021.
SEC CAP vs. Cumulative TSR

¢	Former PEO CAP ($M) - Tony Jensen	RGLD TSR
¢	PEO CAP ($M) - William Heissenbuttel	PHLX Gold and Silver Index TSR
¢	Average NEO CAP ($M)

Compensation Actually Paid vs. Net Income	SEC CAP vs. Net Income

¢	Former PEO CAP ($M) - Tony Jensen	¢	Average NEO CAP ($M)
¢	PEO CAP ($M) - William Heissenbuttel		Net Income ($M)

Compensation Actually Paid vs. Company Selected Measure	SEC CAP vs. Gross GEO Production

¢	Former PEO CAP ($M) - Tony Jensen	¢	Average NEO CAP ($M)
¢	PEO CAP ($M) - William Heissenbuttel		Gross GEO Production

Tabular List, Table
Tabular List of Company Performance Measures
The following table alphabetically lists the financial performance measures we believe were most important in linking SEC CAP to NEOs to company performance during 2024.

Most Important Financial Performance Measures for 2024
Adjusted Cash G&A Expense
Gross GEO Production
Relative TSR
Further details on these measures and how they feature in our compensation plans can be found in our Compensation Discussion and Analysis.

Total Shareholder Return Amount	105.4	113.6	$ 137.1	124.3	114.3	122.5
Peer Group Total Shareholder Return Amount	162.4	171.4	177.7	160.3	151.2	154.8
Net Income (Loss)	$ 138,339	$ 302,532	$ 332,480	$ 239,440	$ 238,982	$ 199,343
Company Selected Measure Amount	189,905	316,272	305,896	315,714	340,559	340,021
PEO Name			(1)Mr. Heissenbuttel
Budgeted Metal Price, Gold			$ 1,950
Budgeted Metal Price, Silver			23.00
Budgeted Metal Price, Copper			$ 3.80
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Cash G&A Expense
Non-GAAP Measure Description			Gross GEO Production, which is a non-GAAP financial measure, is gross gold equivalent ounces of production or “GEOs” calculated for 2024 by dividing our revenues for each metal (with metals other than silver and copper included with gold revenues) by the budgeted metal prices of $1,950 for gold and metals other than silver and copper, $23.00 for silver, and $3.80 for copper, and converting silver and copper amounts to gold equivalent amounts using conversion factors based on the budgeted prices. Gross GEO Production differs from the GEO Production that we report in our earnings releases as GEO Production reported in our earnings releases uses the average LBMA metal prices instead of budgeted metal prices.
Measure:: 2
Pay vs Performance Disclosure
Name			Gross GEO Production
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Jensen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4,141,033
PEO Actually Paid Compensation Amount	0	0	0	0	0	5,618,723
Heissenbuttel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,148,212	3,042,284	4,184,508	4,282,057	3,060,540	2,403,556
PEO Actually Paid Compensation Amount	$ 2,698,385	$ 2,498,478	1,554,758	$ 4,422,977	$ 3,540,577	$ 3,001,054
PEO | Heissenbuttel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,303,093)
PEO | Heissenbuttel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,066,251
PEO | Heissenbuttel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,383,505)
PEO | Heissenbuttel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,009,403)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(825,543)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,099,090
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(433,792)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (501,110)